Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Operations:
Contract revenue	$ 556,679	$ 547,993	$ 450,422	$ 373,706	$ 352,467	$ 381,848	$ 370,437	$ 271,617	$ 1,928,800	$ 1,376,369	$ 1,003,409
Contract income	60,573	53,219	44,405	31,626	27,216	44,674	41,887	13,567	189,823	127,344
Income (loss) from continuing operations before income taxes	(2,348)	4,744	(783)	(20,177)	(56,200)	(139,264)	(12,441)	(36,036)	(18,564)	(243,941)	(53,638)
Income (loss) from continuing operations, net of provision (benefit) for income taxes	(3,997)	3,847	(1,991)	(21,150)	(52,076)	(122,760)	1,685	(37,232)	(23,291)	(210,383)	(24,687)
Income (loss) from discontinued operations, net of provision (benefit) for income taxes	(9,301)	(3,112)	5,699	770	(61,973)	(9,243)	(3,835)	(7,387)	(5,944)	(82,438)	(11,142)
Net loss	(13,298)	735	3,708	(20,380)	(114,049)	(132,003)	(2,150)	(44,619)	(29,235)	(292,821)	(35,829)
Less: Income attributable to noncontrolling interest	(31)	(273)	(328)	(344)	(317)	(296)	(311)	(271)	(976)	(1,195)
Net loss attributable to Willbros Group, Inc.	(13,329)	462	3,380	(20,724)	(114,366)	(132,299)	(2,461)	(44,890)	(30,211)	(294,016)	(37,036)
Reconciliation of net loss attributable to Willbros Group, Inc.
Loss from continuing operations	(3,997)	3,847	(1,991)	(21,150)	(52,076)	(122,760)	1,685	(37,232)	(23,291)	(210,383)	(24,687)
Loss from discontinued operations	(9,332)	(3,385)	5,371	426	(62,290)	(9,539)	(4,146)	(7,658)	(6,920)	(83,633)	(12,349)
Net loss attributable to Willbros Group, Inc.	$ (13,329)	$ 462	$ 3,380	$ (20,724)	$ (114,366)	$ (132,299)	$ (2,461)	$ (44,890)	$ (30,211)	$ (294,016)	$ (37,036)
Basic income (loss) per share attributable to Company Shareholders:
Loss from continuing operations	$ (0.09)	$ 0.08	$ (0.04)	$ (0.44)	$ (1.09)	$ (2.58)	$ 0.03	$ (0.79)	$ (0.49)	$ (4.43)	$ (0.58)
Income (loss) from discontinued operations	$ (0.19)	$ (0.07)	$ 0.11	$ 0.01	$ (1.31)	$ (0.21)	$ (0.08)	$ (0.16)	$ (0.14)	$ (1.76)	$ (0.29)
Net loss	$ (0.28)	$ 0.01	$ 0.07	$ (0.43)	$ (2.40)	$ (2.79)	$ (0.05)	$ (0.95)	$ (0.63)	$ (6.19)	$ (0.87)
Diluted loss per share attributable to Company Shareholders:
Loss from continuing operations	$ (0.09)	$ 0.08	$ (0.04)	$ (0.44)	$ (1.09)	$ (2.58)	$ 0.03	$ (0.79)	$ (0.49)	$ (4.43)	$ (0.58)
Loss from discontinued operations	$ (0.19)	$ (0.07)	$ 0.11	$ 0.01	$ (1.31)	$ (0.21)	$ (0.08)	$ (0.16)	$ (0.14)	$ (1.76)	$ (0.29)
Net loss	$ (0.28)	$ 0.01	$ 0.07	$ (0.43)	$ (2.40)	$ (2.79)	$ (0.05)	$ (0.95)	$ (0.63)	$ (6.19)	$ (0.87)
Weighted average number of common shares outstanding:
Basic	48,176,071	48,119,758	47,994,987	47,781,396	47,615,545	47,533,967	47,437,024	47,315,990	48,019,303	47,475,680	43,013,934
Diluted	48,176,071	48,452,014	47,994,987	47,781,396	47,615,545	47,533,967	47,776,439	47,315,990	48,019,303	47,475,680	43,013,934